CASH GENERATED BY OPERATIONS	12 Months Ended
Dec. 31, 2018
CASH GENERATED BY OPERATIONS
Disclosure of cash generated by operations

29.    Cash generated by operations

Figures in million - SA rand	Notes	2018	2017	2016
(Loss)/profit for the year		(2,520.7)	(4,433.1)	3,042.7
Royalties	9.1	212.6	398.5	566.6
Mining and income tax	9.2	1,083.8	(2,946.6)	1,202.1
Interest income		(482.1)	(415.5)	(331.4)
Finance expense	5	3,134.7	2,971.8	903.1
(Loss)/profit before interest, royalties and tax		1,428.3	(4,424.9)	5,383.1
Non-cash and other adjusting items:
Amortisation and depreciation	4	6,613.8	5,699.7	4,041.9
Share-based payments	6	299.4	231.9	496.2
(Gain)/loss on financial instruments		(1,591.3)	764.0	1,094.6
Gain on foreign exchange differences		(241.3)	(546.8)	(418.0)
Share of results of equity-accounted investees after tax	15	(344.2)	(291.6)	(13.3)
Impairments	8	3,041.4	4,411.0	1,381.1
Gain on derecognition of borrowings and derivative financial instrument	24.4, 24.5	(230.0)	-	-
Occupational healthcare expense	26	15.4	1,106.9	-
Gain on acquisition		-	-	(2,178.6)
Other		(282.5)	147.7	49.3
Total cash generated by operations		8,709.0	7,097.9	9,836.3